INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The sources of Income from operations before income taxes are as follows:

(In millions)	2024	2023	2022
United States	$1,948	$1,398	$1,528
Foreign	326	601	2,295
Total	$2,274	$1,999	$3,823

Schedule of Components of Income Tax Expense (Benefit)
The income tax expense (benefit) consisted of the following components:

(In millions)	2024	2023	2022
Current:
United States:
Federal	$920	$361	$405
State	120	110	106
Foreign	374	293	211
	1,414	764	722
Future:
United States:
Federal	(90)	(135)	(10)
State	(13)	(28)	(26)
Foreign	(249)	(80)	(70)
	(352)	(243)	(106)
Income tax expense	$1,062	$521	$616

Schedule of Effective Income Tax Rate Reconciliation
The differences between the effective income tax rate and the statutory U.S. federal income tax rate are as follows:

	2024	2023	2022
Statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income tax	2.4	2.4	1.4
Taxes on international activities	(0.2)	4.9	(0.9)
CCR divestiture impact	(2.0)	—	—
VCS reorganization impact	28.6	—	—
TCC acquisition impact	—	—	(4.7)
Other	(3.1)	(2.2)	(0.7)
Effective income tax rate	46.7%	26.1%	16.1%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences and tax carryforwards which give rise to future income tax benefits and obligations as of December 31, 2024 and 2023, are as follows:

(In millions)	2024	2023
Future income tax benefits:
Insurance and employee benefits	$142	$155
Other assets basis differences	576	413
Other liabilities basis differences	674	531
Tax loss carryforwards	178	159
Tax credit carryforwards	1,404	1,332
Valuation allowances	(1,442)	(1,372)
Future income tax benefits	$1,532	$1,218

Future income tax obligations:
Goodwill and intangible assets	$(1,769)	$(401)
Other asset basis differences	(381)	(389)
Future income tax obligations	$(2,150)	$(790)

Schedule of Valuation Allowance
Changes to valuation allowances consisted of the following:

(In millions)
Balance as of January 1, 2022	$90
Additions charged to income tax expense	18
Reduction credited to income tax expense	(22)
Other adjustments	14
Reclassified to held for sale	(17)
Balance at December 31, 2022	$83
Additions charged to income tax expense	27
Reduction credited to income tax expense	(22)
Other adjustments (1)	1,303
Reclassified to held for sale	(19)
Balance at December 31, 2023	$1,372
Additions charged to income tax expense	46
Reduction credited to income tax expense	(41)
Other adjustments	65
Balance as of December 31, 2024	$1,442
(1) See discussion below regarding the Swiss tax credit.

Schedule of Tax Credit and Loss Carryforwards
As of December 31, 2024, tax credit carryforwards and tax loss carryforwards were as follows:

(In millions)	Tax Loss Carryforwards	Tax Credit Carryforwards
Expiration period:
2025-2029	$525	$15
2030-2034	21	1,375
2035-2044	77	—
Indefinite	457	14
Total	$1,080	$1,404

Schedule of Unrecognized Tax Benefits Roll Forward	A reconciliation of the beginning and ending amounts of unrecognized tax benefits and related interest expense is as follows:

(In millions)	2024	2023	2022
Balance at beginning of period	$382	$291	$251
Additions for tax positions related to the current year	34	37	34
Additions for tax positions of prior years (1)	30	81	32
Reductions for tax positions of prior years	(7)	—	(13)
Settlements	(68)	(27)	(13)
Reclassified to other accounts	(6)	—	—
Balance at end of period	$365	$382	$291
Gross interest expense related to unrecognized tax benefits	$19	$18	$16
Total accrued interest balance at end of period	$57	$64	$48
(1) Includes $73 million during the year ended December 31, 2023, related to acquisitions.